Provisions - Current provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current provisions
Beginning balance, Trade provisions	€ 89,588	€ 123,049	€ 115,985
Business combinations	41,841
Net charges	(4,812)	(28,481)	(2,562)
Cancellations	(2,886)	(6,417)	(6,123)
Reclassifications	(2,600)		492
Translation differences	(14,136)	1,437	15,257
Ending balance, Trade provisions	€ 106,995	€ 89,588	€ 123,049